Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2018
Intangible assets, net
Schedule of components of intangible assets, net

	March 31,
	2017	2018	2018
	RMB	RMB	US$

Cord blood bank operating rights	138,628	138,628	22,101
Less: Accumulated amortization	(31,942)	(36,563)	(5,829)

Total intangible assets, net	106,686	102,065	16,272

Schedule of estimated amortization expenses

	March 31, 2018
	RMB	US$
Fiscal years ending March 31,
2019	4,621	737
2020	4,621	737
2021	4,621	737
2022	4,621	737
2023	4,621	737
2024 and thereafter	78,960	12,587

Total amortization expenses	102,065	16,272